Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, Shares authorized	0	33,336,283
Convertible preferred stock, Share issued	0	33,336,282
Convertible preferred stock, Shares Outstanding	0	33,336,282
Convertible preferred stock, Liquidation Preference	$ 0	$ 121,500,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, Shares authorized	10,000,000	0
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par value	$ 0.001	$ 0.0001
Common stock, shares authorized	150,000,000	8,722,279
Common stock, Shares issued	14,817,696	875,279
Common stock, Shares outstanding	14,817,696	875,279